UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

ClearBridge Variable Small Cap Growth Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$82	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Small Cap Growth Portfolio returned 4.50%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 15.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Wix.com, a cloud-based web development platform for registered users and creators, share price rose after it exceeded market expectations for third quarter revenue and earnings and raised its guidance for its 2024 fiscal year outlook.

↑
Casey’s General Stores, a convenience store and gas station operator, reaped the rewards of its aggressive reinvestment in its stores over the past decade, building its private label brand and broadening its product offerings.

↑	Hamilton Lane, an alternative asset management firm, share price rose on a series of strong earnings reports, secular growth in alternative asset allocations, and solid fundraising trends.

Top detractors from performance:
↓
National Vision, an optical retailer offering eyeglasses and contact lenses as well as optometric services, saw its share price struggle amid a more cost-conscious environment as customers choose to defer lower-ticket, less discretionary items like eyeglasses.

↓	Sprout Social, a web-based social media management platform, continued to face headwinds from elongated sales cycles and a challenging macro environment.
↓
Grocery Outlet, a retailer of consumables and fresh products sold through independently operated stores, faced significant challenges due to complications from a transition in its ERP software which negatively impacted product availability and margins.

ClearBridge Variable Small Cap Growth Portfolio	PAGE 1	7877-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	4.50	5.39	7.93
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$404,960,863
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$3,081,467
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Variable Small Cap Growth Portfolio	PAGE 2	7877-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Small Cap Growth Portfolio	PAGE 3	7877-ATSR-0225

ClearBridge Variable Small Cap Growth Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$107	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Small Cap Growth Portfolio returned 4.23%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 15.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Wix.com, a cloud-based web development platform for registered users and creators, share price rose after it exceeded market expectations for third quarter revenue and earnings and raised its guidance for its 2024 fiscal year outlook.

↑
Casey’s General Stores, a convenience store and gas station operator, reaped the rewards of its aggressive reinvestment in its stores over the past decade, building its private label brand and broadening its product offerings.

↑	Hamilton Lane, an alternative asset management firm, share price rose on a series of strong earnings reports, secular growth in alternative asset allocations, and solid fundraising trends.

Top detractors from performance:
↓
National Vision, an optical retailer offering eyeglasses and contact lenses as well as optometric services, saw its share price struggle amid a more cost-conscious environment as customers choose to defer lower-ticket, less discretionary items like eyeglasses.

↓	Sprout Social, a web-based social media management platform, continued to face headwinds from elongated sales cycles and a challenging macro environment.
↓
Grocery Outlet, a retailer of consumables and fresh products sold through independently operated stores, faced significant challenges due to complications from a transition in its ERP software which negatively impacted product availability and margins.

ClearBridge Variable Small Cap Growth Portfolio	PAGE 1	7935-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	4.23	5.13	7.66
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$404,960,863
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$3,081,467
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Variable Small Cap Growth Portfolio	PAGE 2	7935-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Small Cap Growth Portfolio	PAGE 3	7935-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $349,206 in December 31, 2023 and $379,312 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2023 and $149,250 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $799,106 in December 31, 2023 and $811,835 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Variable Small Cap Growth Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 95.9%
Communication Services — 0.7%
Media — 0.7%
Integral Ad Science Holding Corp.	259,900	$2,713,356 *

Consumer Discretionary — 8.5%
Automobile Components — 1.0%
Fox Factory Holding Corp.	66,039	1,999,001 *
Modine Manufacturing Co.	16,400	1,901,252 *
Total Automobile Components		3,900,253
Broadline Retail — 1.8%
Global-e Online Ltd.	136,700	7,454,251 *
Diversified Consumer Services — 0.8%
Duolingo Inc.	10,300	3,339,569 *
Hotels, Restaurants & Leisure — 3.4%
Dutch Bros Inc., Class A Shares	90,205	4,724,938 *
Wingstop Inc.	31,141	8,850,272
Total Hotels, Restaurants & Leisure		13,575,210
Household Durables — 0.6%
Installed Building Products Inc.	14,000	2,453,500
Specialty Retail — 0.9%
Abercrombie & Fitch Co., Class A Shares	24,600	3,676,962 *

Total Consumer Discretionary		34,399,745
Consumer Staples — 8.5%
Consumer Staples Distribution & Retail — 7.6%
BJ’s Wholesale Club Holdings Inc.	110,283	9,853,786 *
Casey’s General Stores Inc.	26,673	10,568,643
Grocery Outlet Holding Corp.	220,086	3,435,542 *
Performance Food Group Co.	82,066	6,938,680 *
Total Consumer Staples Distribution & Retail		30,796,651
Personal Care Products — 0.9%
e.l.f. Beauty Inc.	28,500	3,578,175 *

Total Consumer Staples		34,374,826
Energy — 3.8%
Energy Equipment & Services — 2.3%
Cactus Inc., Class A Shares	130,480	7,614,813
Expro Group Holdings NV	125,000	1,558,750 *
Total Energy Equipment & Services		9,173,563
Oil, Gas & Consumable Fuels — 1.5%
Matador Resources Co.	108,800	6,121,088

Total Energy		15,294,651
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Financials — 10.1%
Banks — 1.1%
Wintrust Financial Corp.	34,700	$4,327,437
Capital Markets — 4.9%
Hamilton Lane Inc., Class A Shares	66,603	9,860,574
PJT Partners Inc., Class A Shares	64,201	10,131,560
Total Capital Markets		19,992,134
Financial Services — 3.5%
NMI Holdings Inc.	80,200	2,948,152 *
Shift4 Payments Inc., Class A Shares	108,425	11,252,346 *
Total Financial Services		14,200,498
Insurance — 0.6%
Oscar Health Inc., Class A Shares	71,000	954,240 *
Trupanion Inc.	29,939	1,443,060 *
Total Insurance		2,397,300

Total Financials		40,917,369
Health Care — 19.8%
Biotechnology — 6.7%
Biohaven Ltd.	50,149	1,873,065 *
Blueprint Medicines Corp.	34,100	2,974,202 *
Insmed Inc.	108,600	7,497,744 *
Mirum Pharmaceuticals Inc.	88,000	3,638,800 *
TG Therapeutics Inc.	90,400	2,721,040 *
Ultragenyx Pharmaceutical Inc.	39,821	1,675,269 *
Vaxcyte Inc.	68,400	5,599,224 *
Viking Therapeutics Inc.	28,000	1,126,720 *
Total Biotechnology		27,106,064
Health Care Equipment & Supplies — 4.6%
CONMED Corp.	27,800	1,902,632
Insulet Corp.	17,176	4,484,138 *
Lantheus Holdings Inc.	23,200	2,075,472 *
Penumbra Inc.	42,026	9,980,335 *
Total Health Care Equipment & Supplies		18,442,577
Health Care Providers & Services — 4.7%
HealthEquity Inc.	94,632	9,079,940 *
RadNet Inc.	72,500	5,063,400 *
Surgery Partners Inc.	227,498	4,816,133 *
Total Health Care Providers & Services		18,959,473
Life Sciences Tools & Services — 1.8%
Medpace Holdings Inc.	22,200	7,375,506 *
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Pharmaceuticals — 2.0%
Intra-Cellular Therapies Inc.	99,148	$8,280,841 *

Total Health Care		80,164,461
Industrials — 20.7%
Aerospace & Defense — 2.3%
BWX Technologies Inc.	39,900	4,444,461
Moog Inc., Class A Shares	26,000	5,117,840
Total Aerospace & Defense		9,562,301
Air Freight & Logistics — 1.2%
GXO Logistics Inc.	110,885	4,823,498 *
Building Products — 2.0%
Trex Co. Inc.	119,527	8,250,949 *
Construction & Engineering — 2.1%
Construction Partners Inc., Class A Shares	68,100	6,024,126 *
Fluor Corp.	48,700	2,401,884 *
Total Construction & Engineering		8,426,010
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A Shares	231,869	5,149,810 *
Ground Transportation — 2.7%
XPO Inc.	82,380	10,804,137 *
Machinery — 2.7%
RBC Bearings Inc.	35,136	10,510,583 *
Tennant Co.	4,997	407,405
Total Machinery		10,917,988
Professional Services — 1.5%
Paycor HCM Inc.	336,526	6,249,288 *
Trading Companies & Distributors — 4.9%
FTAI Aviation Ltd.	29,500	4,249,180
H&E Equipment Services Inc.	154,922	7,584,981
McGrath RentCorp.	28,100	3,142,142
Xometry Inc., Class A Shares	114,687	4,892,548 *
Total Trading Companies & Distributors		19,868,851

Total Industrials		84,052,832
Information Technology — 21.2%
Electronic Equipment, Instruments & Components — 2.9%
Fabrinet	15,300	3,364,164 *
Novanta Inc.	16,300	2,490,151 *
OSI Systems Inc.	34,143	5,716,563 *
Total Electronic Equipment, Instruments & Components		11,570,878
IT Services — 3.4%
Wix.com Ltd.	65,247	13,998,744 *
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — 3.2%
	Allegro MicroSystems Inc.	202,515	$4,426,978 *
	Lattice Semiconductor Corp.	149,550	8,472,007 *
Total Semiconductors & Semiconductor Equipment			12,898,985
Software — 11.7%
	Brain Corp.	52,367	290,620 *(a)(b)(c)
	Clearwater Analytics Holdings Inc., Class A Shares	55,200	1,519,104 *
	Intapp Inc.	77,800	4,986,202 *
	Jamf Holding Corp.	174,795	2,455,870 *
	Klaviyo Inc., Class A Shares	177,849	7,334,493 *
	nCino Inc.	118,100	3,965,798 *
	Onestream Inc.	31,719	904,626 *
	PagerDuty Inc.	293,854	5,365,774 *
	Qualys Inc.	15,865	2,224,590 *
	Sprout Social Inc., Class A Shares	181,250	5,566,187 *
	Varonis Systems Inc.	204,667	9,093,355 *
	Zeta Global Holdings Corp., Class A Shares	207,170	3,726,988 *
Total Software			47,433,607

Total Information Technology			85,902,214
Materials — 2.6%
Chemicals — 2.6%
	Balchem Corp.	36,156	5,893,247
	Element Solutions Inc.	186,900	4,752,867

Total Materials			10,646,114
Total Common Stocks (Cost — $258,698,807)			388,465,568
Investments in Underlying Funds — 1.0%
SPDR S&P Biotech ETF (Cost — $4,534,099)		45,700	4,115,742
	Rate
Preferred Stocks — 0.4%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	183,481	391,733 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	189,607 *(a)(b)(c)

Total Health Care			581,340
Information Technology — 0.2%
Software — 0.2%
Brain Corp.	—	170,237	944,760 *(a)(b)(c)

Total Preferred Stocks (Cost — $1,658,695)			1,526,100
Total Investments before Short-Term Investments (Cost — $264,891,601)			394,107,410
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value

Short-Term Investments — 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.298%	5,588,019	$5,588,019 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.377%	5,588,019	5,588,019 (d)(e)

Total Short-Term Investments (Cost — $11,176,038)			11,176,038
Total Investments — 100.1% (Cost — $276,067,639)			405,283,448
Liabilities in Excess of Other Assets — (0.1)%			(322,585)
Total Net Assets — 100.0%			$404,960,863

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 9).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2024, the total market value of investments in Affiliated
Companies was $5,588,019 and the cost was $5,588,019 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $270,479,620)	$399,695,429
Investments in affiliated securities, at value (Cost — $5,588,019)	5,588,019
Dividends receivable from unaffiliated investments	88,863
Receivable for Portfolio shares sold	83,431
Dividends receivable from affiliated investments	19,099
Prepaid expenses	1,244
Total Assets	405,476,085
Liabilities:
Investment management fee payable	269,854
Payable for Portfolio shares repurchased	110,169
Fund accounting fees payable	35,580
Audit and tax fees payable	30,143
Service and/or distribution fees payable	30,030
Trustees’ fees payable	5,999
Accrued expenses	33,447
Total Liabilities	515,222
Total Net Assets	$404,960,863
Net Assets:
Par value (Note 7)	$150
Paid-in capital in excess of par value	263,663,442
Total distributable earnings (loss)	141,297,271
Total Net Assets	$404,960,863
Net Assets:
Class I	$269,926,508
Class II	$135,034,355
Shares Outstanding:
Class I	9,748,708
Class II	5,301,269
Net Asset Value:
Class I	$27.69
Class II	$25.47
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Dividends from unaffiliated investments	$1,232,900
Dividends from affiliated investments	188,439
Total Investment Income	1,421,339
Expenses:
Investment management fee (Note 2)	3,085,004
Service and/or distribution fees (Notes 2 and 5)	336,696
Fund accounting fees	70,585
Legal fees	47,385
Audit and tax fees	32,143
Trustees’ fees	21,467
Shareholder reports	13,120
Commitment fees (Note 10)	3,606
Insurance	2,931
Transfer agent fees (Notes 2 and 5)	2,745
Custody fees	2,495
Miscellaneous expenses	8,798
Total Expenses	3,626,975
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,537)
Net Expenses	3,623,438
Net Investment Loss	(2,202,099)
Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	26,627,972
Written options	40,747
Net Realized Gain	26,668,719
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(7,175,479)
Net Gain on Investments and Written Options	19,493,240
Increase in Net Assets From Operations	$17,291,141
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment loss	$(2,202,099)	$(1,847,124)
Net realized gain	26,668,719	7,137,541
Change in net unrealized appreciation (depreciation)	(7,175,479)	25,330,717
Increase in Net Assets From Operations	17,291,141	30,621,134
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,061,644)	—
Decrease in Net Assets From Distributions to Shareholders	(14,061,644)	—
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	81,768,621	103,773,800
Reinvestment of distributions	14,061,644	—
Cost of shares repurchased	(116,936,928)	(89,733,194)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(21,106,663)	14,040,606
Increase (Decrease) in Net Assets	(17,877,166)	44,661,740
Net Assets:
Beginning of year	422,838,029	378,176,289
End of year	$404,960,863	$422,838,029
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.35	$25.23	$36.32	$36.60	$27.54
Income (loss) from operations:
Net investment loss	(0.13)	(0.10)	(0.12)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	1.43	2.22	(10.42)	4.70	11.83
Total income (loss) from operations	1.30	2.12	(10.54)	4.52	11.68
Less distributions from:
Net realized gains	(0.96)	—	(0.55)	(4.80)	(2.62)
Total distributions	(0.96)	—	(0.55)	(4.80)	(2.62)
Net asset value, end of year	$27.69	$27.35	$25.23	$36.32	$36.60
Total return[2]	4.50%	8.40%	(28.85)%	12.61%	43.26%
Net assets, end of year (millions)	$270	$287	$261	$368	$351
Ratios to average net assets:
Gross expenses	0.80%	0.80%	0.80%	0.80%	0.81%
Net expenses[3,4]	0.80	0.80	0.80	0.80	0.81
Net investment loss	(0.45)	(0.39)	(0.43)	(0.46)	(0.52)
Portfolio turnover rate	36%	15%	8%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$25.29	$23.39	$33.81	$34.46	$26.11
Income (loss) from operations:
Net investment loss	(0.18)	(0.15)	(0.17)	(0.27)	(0.21)
Net realized and unrealized gain (loss)	1.32	2.05	(9.70)	4.42	11.18
Total income (loss) from operations	1.14	1.90	(9.87)	4.15	10.97
Less distributions from:
Net realized gains	(0.96)	—	(0.55)	(4.80)	(2.62)
Total distributions	(0.96)	—	(0.55)	(4.80)	(2.62)
Net asset value, end of year	$25.47	$25.29	$23.39	$33.81	$34.46
Total return[2]	4.23%	8.12%	(29.01)%	12.31%	42.91%
Net assets, end of year (millions)	$135	$136	$117	$175	$153
Ratios to average net assets:
Gross expenses	1.05%	1.05%	1.05%	1.05%	1.06%
Net expenses[3,4]	1.05	1.05	1.04	1.05	1.06
Net investment loss	(0.70)	(0.64)	(0.69)	(0.71)	(0.76)
Portfolio turnover rate	36%	15%	8%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$85,611,594	—	$290,620	$85,902,214
Other Common Stocks	302,563,354	—	—	302,563,354
Investments in Underlying Funds	4,115,742	—	—	4,115,742
Preferred Stocks:
Health Care	—	—	581,340	581,340
Information Technology	—	—	944,760	944,760
Total Long-Term Investments	392,290,690	—	1,816,720	394,107,410
Short-Term Investments†	11,176,038	—	—	11,176,038
Total Investments	$403,466,728	—	$1,816,720	$405,283,448

†	See Schedule of Investments for additional detailed categorizations.
(b) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$1,580,097	$(1,580,097)
(a)
Reclassifications are due to a tax net operating loss and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Portfolio’s cash

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. For Western Asset’s services to the Portfolio, FTFA pays Western Asset monthly 0.02% of the portion of the Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 1.00% and 1.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $3,537, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $2,695 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$145,325,982
Sales	176,173,958
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$276,767,577	$152,866,842	$(24,350,971)	$128,515,871
4. Derivative instruments and hedging activities
At December 31, 2024, the Portfolio did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$40,747
During the year ended December 31, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options†	$1,733

†	At December 31, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$2,348
Class II	$336,696	397
Total	$336,696	$2,745
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$2,377
Class II	1,160
Total	$3,537
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Realized Gains:
Class I	$9,124,844	—
Class II	4,936,800	—
Total	$14,061,644	—
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,724,125	$47,812,089	1,951,132	$51,419,251
Shares issued on reinvestment	305,274	9,124,844	—	—
Shares repurchased	(2,762,087)	(76,487,842)	(1,819,083)	(47,643,235)
Net increase (decrease)	(732,688)	$(19,550,909)	132,049	$3,776,016
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class II
Shares sold	1,343,247	$33,956,532	2,130,966	$52,354,549
Shares issued on reinvestment	179,496	4,936,800	—	—
Shares repurchased	(1,605,726)	(40,449,086)	(1,752,872)	(42,089,959)
Net increase (decrease)	(82,983)	$(1,555,754)	378,094	$10,264,590
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,472,870	$37,578,308	37,578,308	$40,463,159	40,463,159

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$188,439	—	$5,588,019
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$290,620	$5.55	0.07%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	944,760	5.55	0.23
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,408	391,733	2.14	0.10

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2024	Value Per Share	Percent of Net Assets
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	$254,202	$189,607	$6.04	0.05%
			$1,887,539	$1,816,720		0.45%
10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2024.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Net long-term capital gains	$14,061,644	—
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed long-term capital gains — net	$12,781,400
Unrealized appreciation (depreciation)(a)	128,515,871
Total distributable earnings (loss) — net	$141,297,271

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

12. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Portfolio’s portfolio holdings provide details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of ClearBridge Variable Small Cap Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Variable Small Cap Growth Portfolio (one of the portfolios constituting Legg Mason Partners Variable Equity Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and portfolio company investees. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
ClearBridge Variable Small Cap Growth Portfolio 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$14,061,644
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$1,120,044

ClearBridge Variable Small Cap Growth Portfolio

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
ClearBridge Variable Small Cap Growth Portfolio

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ClearBridge
Variable Small Cap Growth Portfolio
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Variable Small Cap Growth Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Variable Small Cap Growth Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90176-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025